Schedule of Stockholders' Equity Note, Warrants or Rights (Details) (USD $)	12 Months Ended
Sep. 30, 2013
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights 1	$ 2,700,513
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights 2	0.75
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights 3	6,448,966
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights 4	0.75
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights 5	$ 9,149,479